Share-based Compensation Expense (Share-based Compensation Expense Recognized for Share Awards of Sohu (excluding Sohu Video), Sogou, Changyou and Sohu Video) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,480,000	$ 2,350,000	$ (12,108,000)
Capitalized share-based compensation expense	0	0	0
Sohu (excluding Sohu Video) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	2,633,000	1,940,000	(5,100,000)
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	12,545,000	1,305,000	(6,461,000)
Sohu Video [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ (698,000)	$ (895,000)	$ (547,000)